Exceptional items - Additional Information (Details) - GBP (£) £ in Thousands		3 Months Ended	6 Months Ended
	Dec. 24, 2023	Dec. 31, 2023	Dec. 31, 2023
Exceptional items
Exceptional items		£ 9,595	£ 9,595
Sir Jim Ratcliffe | Class B ordinary shares
Exceptional items
Percentage of shares for which sales agreement was reached	25.00%
Sir Jim Ratcliffe | Class A ordinary shares | Maximum
Exceptional items
Percentage of shares for which sales agreement was reached	25.00%